LEASES - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) tanker	Dec. 31, 2021 USD ($) vessels tanker	Dec. 31, 2020 USD ($) tanker vessels
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	$ 2,900,000	$ 11,800,000
Number of vessels under capital lease | vessels		2
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.70%	7.10%
Weighted average remaining lease term	3 years	5 years
Property, plant and equipment	$ (3,650,652,000)	$ (3,467,300,000)	$ (3,300,456,000)
Revenue from time charters, profit sharing	$ 7,000,000	$ 0
LR2 Tanker
Disclosure of quantitative information about right-of-use assets [line items]
Number of assets on fixed rate time charter | tanker	2		1
Extention period for fixed rate time charters	1 year
VLCC vessels
Disclosure of quantitative information about right-of-use assets [line items]
Number of assets on fixed rate time charter | vessels			2
Suezmax tanker
Disclosure of quantitative information about right-of-use assets [line items]
Number of assets on fixed rate time charter | tanker	5	5
Duration of time charter		3 years
Time charter daily rate revenue		$ 28,400
Percentage of third party charter revenues to be received as profit share income		50.00%
Office lease
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses	$ 900,000	$ 1,500,000
Leased in vessels
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses	2,200,000	8,600,000
Time charter leases
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses	0	2,700,000
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(4,517,155,000)	(4,196,967,000)	$ (3,900,164,000)
Cost | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(100,100,000)	(328,000,000)	(509,500,000)
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	866,503,000	729,667,000	599,708,000
Accumulated depreciation | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	$ 3,900,000	$ 21,000,000	$ 49,400,000
Ship finance leased vessels
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, number of finance leased assets | vessels		2	2